Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for CEO(5)	Compensation Actually Paid to CEO	Average Summary Compensation Table Total for Non-CEO Named Executive Officers(6)	Average Compensation Actually Paid to Non-CEO Named Executive Officers	Total Shareholder Return	Peer Group Total Shareholder Return(7)	Net Income	3 Year Diluted Earnings Per Share Growth
2022 (1)(2)	$2,259,393	$1,409,519	$931,885	$622,052	$169.03	$109.23	$103,817,138	6.13%
2021 (3)	1,919,909	3,544,175	798,633	1,413,929	181.75	138.97	95,732,847	6.11%
2020 (4)	1,658,750	(95,717)	688,981	82,264	119.00	100.46	84,337,021	13.96%

Named Executive Officers, Footnote [Text Block]	The CEO in 2022, 2021, and 2020 was Mr. Findlay.The Non-CEO NEOs in 2022, 2021, and 2020 were Ms. O'Neill, Mr. Ottinger, Ms. Pruitt, and Mr. Gavin.
Peer Group Issuers, Footnote [Text Block]	The peer group used is the KBW NASDAQ Bank Index.
PEO Total Compensation Amount	$ 2,259,393	$ 1,919,909	$ 1,658,750
PEO Actually Paid Compensation Amount	$ 1,409,519	3,544,175	(95,717)
Adjustment To PEO Compensation, Footnote [Text Block]	The LTI Plan for the 2022-2024 performance period has an estimated payout at 120%. The LTI Plan for the 2021-2023 performance period has an estimated payout at 143%. The LTI Plan for the 2020-2022 performance period paid out at 118%.
(2)The LTI Plan for the 2022-2024 performance period and going forward will be 75% performance-based and 25% time-based.
(3)The LTI Plan for the 2021-2023 performance period has an estimated payout at 141%. The LTI Plan for the 2020-2022 performance period has an estimated payout at 106%. The LTI Plan for the 2019-2021 performance period paid out at 66%.
(4)The LTI Plan for the 2020-2022 performance period has an estimated payout at 64%. The LTI Plan for the 2019-2021 performance period has an estimated payout at 25%. The LTI Plan for the 2018-2020 performance period paid out at 78%.

	CEO			Non-CEO Named Executive Officers
Year	2020	2021	2022	2020	2021	2022
Summary Compensation Table Total Compensation	$1,658,750	$1,919,909	$2,259,393	$688,981	$798,633	$931,885
Less Grant Date Fair Value of Stock Awards in Fiscal Year	(711,040)	(905,600)	(1,221,280)	(264,418)	(345,260)	(465,613)
Add Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Years and Fiscal Year	(1,043,427)	2,529,866	371,406	(342,299)	960,556	155,780
Compensation Actually Paid	(95,717)	3,544,175	1,409,519	82,264	1,413,929	622,052

Non-PEO NEO Average Total Compensation Amount	$ 931,885	798,633	688,981
Non-PEO NEO Average Compensation Actually Paid Amount	$ 622,052	1,413,929	82,264
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
The following table reconciles the Summary Compensation Table to the Pay Versus Performance Table above.

	CEO			Non-CEO Named Executive Officers
Year	2020	2021	2022	2020	2021	2022
Summary Compensation Table Total Compensation	$1,658,750	$1,919,909	$2,259,393	$688,981	$798,633	$931,885
Less Grant Date Fair Value of Stock Awards in Fiscal Year	(711,040)	(905,600)	(1,221,280)	(264,418)	(345,260)	(465,613)
Add Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Years and Fiscal Year	(1,043,427)	2,529,866	371,406	(342,299)	960,556	155,780
Compensation Actually Paid	(95,717)	3,544,175	1,409,519	82,264	1,413,929	622,052

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	PAY VERSUS TSR 2020-2022
Compensation Actually Paid vs. Net Income [Text Block]	PAY VERSUS NET INCOME 2020-2022
Compensation Actually Paid vs. Company Selected Measure [Text Block]	PAY VERSUS 3 DILUTED EPS GROWTH 2020-2022
Tabular List [Table Text Block]
The most important financial performance measures used by Lakeland Financial in 2022 to set the compensation for our CEO and all of our non-CEO named executive officers are listed in the following tabular list:

TABULAR LIST

3 Year Diluted Earnings Per Share Growth	3 Year Revenue Growth	3 Year Average Return on Beginning Equity

Net Income

Total Shareholder Return Amount	$ 169.03	181.75	119.00
Peer Group Total Shareholder Return Amount	109.23	138.97	100.46
Net Income (Loss)	$ 103,817,138	$ 95,732,847	$ 84,337,021
Company Selected Measure Amount	0.0613	0.0611	0.1396
PEO Name	Mr. Findlay
Long-Term Incentive Plan, Estimated Performance Payout Percent, Period Five	1.20
Long-Term Incentive Plan, Estimated Performance Payout Percent, Period Four	1.43	1.41
Long-Term Incentive Plan, Estimated Performance Payout Percent, Period Three	1.18	1.06	0.64
Long-Term Incentive Plan, Performance Based Percentage	0.75
Long-Term Incentive Plan, Time Based Percentage	0.25
Long-Term Incentive Plan, Estimated Performance Payout Percent, Period Two		0.66	0.25
Long-Term Incentive Plan, Estimated Performance Payout Percent, Period One			0.78
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	3 Year Diluted Earnings Per Share Growth
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	3 Year Revenue Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	3 Year Average Return on Beginning Equity
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
PEO [Member] | Grant Date Fair Value Of Stock Awards In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,221,280)	$ (905,600)	$ (711,040)
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Stock Awards Granted In Prior Years And Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	371,406	2,529,866	(1,043,427)
Non-PEO NEO [Member] | Grant Date Fair Value Of Stock Awards In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(465,613)	(345,260)	(264,418)
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Stock Awards Granted In Prior Years And Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 155,780	$ 960,556	$ (342,299)